Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Deferred tax assets increase decrease in the valuation allowance	$ 4.1	$ 17.4
Domestic Tax Authority [Member]
Income Tax [Line Items]
Operating loss carry forwards	164.1
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Operating loss carry forwards	119.8
Foreign Tax Authority [Member]
Income Tax [Line Items]
Operating loss carry forwards	1.6
Indefinitely [Member] | Domestic Tax Authority [Member]
Income Tax [Line Items]
Operating loss carry forwards	157.9
Indefinitely [Member] | State and Local Jurisdiction [Member]
Income Tax [Line Items]
Operating loss carry forwards	14.9
Indefinitely [Member] | Foreign Tax Authority [Member]
Income Tax [Line Items]
Operating loss carry forwards	$ 1.2